REMUNERATION TO AUDITORS APPOINTED AT THE PARENT COMPANY'S ANNUAL GENERAL MEETING (Detail Textuals) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Auditor's remuneration [abstract]
Auditor's remuneration	$ 0.8	$ 1.0	$ 1.5
Total audit fees	0.6	0.6	0.5
Auditor's remuneration for audit services	0.2	0.4	0.6
Auditor's remuneration for tax services	0.0	0.0	0.3
Auditor's remuneration for other services	$ 0.0	$ 0.0	$ 0.1